Activity Associated with Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Notional amount, beginning balance	$ 22,640		$ 28,091
Additions	8,983		11,153
Maturities/ terminations	(7,885)		(16,604)
Notional amount, end balance	23,738		22,640
Derivatives Designated As Hedges
Derivative [Line Items]
Notional amount, beginning balance	12,147		14,571
Additions	7,051		269
Maturities/ terminations	(4,893)		(2,693)
Notional amount, end balance	14,305		12,147
Derivatives Designated As Hedges | Cash Flow Hedges
Derivative [Line Items]
Notional amount, beginning balance	11,339		13,447
Additions	7,051		269
Maturities/ terminations	(4,808)		(2,377)
Notional amount, end balance	13,582		11,339
Derivatives Designated As Hedges | Cash Flow Hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	10,146		12,399
Additions	6,949		0
Maturities/ terminations	(4,807)		(2,253)
Notional amount, end balance	12,288		10,146
Derivatives Designated As Hedges | Cash Flow Hedges | Inflation indexed swaps
Derivative [Line Items]
Notional amount, beginning balance	554		544
Additions	0		10
Maturities/ terminations	(1)		0
Notional amount, end balance	553		554
Derivatives Designated As Hedges | Cash Flow Hedges | Foreign currency swaps
Derivative [Line Items]
Notional amount, beginning balance	183		0
Additions	102		259
Maturities/ terminations	0		(76)
Notional amount, end balance	285		183
Derivatives Designated As Hedges | Cash Flow Hedges | Forward bond purchase commitments
Derivative [Line Items]
Notional amount, beginning balance	456		504
Additions	0		0
Maturities/ terminations	0		(48)
Notional amount, end balance	456		456
Derivatives Designated As Hedges | Fair value hedges
Derivative [Line Items]
Notional amount, beginning balance	808		1,124
Additions	0		0
Maturities/ terminations	(85)		(316)
Notional amount, end balance	723		808
Derivatives Designated As Hedges | Fair value hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	723		1,039
Additions	0		0
Maturities/ terminations	0		(316)
Notional amount, end balance	723		723
Derivatives Designated As Hedges | Fair value hedges | Foreign currency swaps
Derivative [Line Items]
Notional amount, beginning balance	85		85
Additions	0		0
Maturities/ terminations	(85)		0
Notional amount, end balance	0		85
Derivatives not designated as hedges
Derivative [Line Items]
Notional amount, beginning balance	10,493		13,520
Additions	1,932		10,884
Maturities/ terminations	(2,992)		(13,911)
Notional amount, end balance	9,433		10,493
Derivatives not designated as hedges | GMWB embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance	45,027		47,714
Additions	0
Maturities/ terminations	(732)		(2,687)
Notional amount, end balance	44,295		45,027
Derivatives not designated as hedges | Fixed index annuity embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance	2,013		433
Additions	392		1,610
Maturities/ terminations	(18)		(30)
Notional amount, end balance	2,387		2,013
Derivatives not designated as hedges | Interest rate swaps
Derivative [Line Items]
Notional amount, beginning balance	6,331		7,200
Additions	252		2,773
Maturities/ terminations	(969)		(3,642)
Notional amount, end balance	5,614		6,331
Derivatives not designated as hedges | Interest rate swaps related to securitization entities
Derivative [Line Items]
Notional amount, beginning balance	104	[1]	117	[1]
Additions	0		0	[1]
Maturities/ terminations	0		(13)	[1]
Notional amount, end balance	104		104	[1]
Derivatives not designated as hedges | Credit default swaps
Derivative [Line Items]
Notional amount, beginning balance	932		1,110
Additions	68		100
Maturities/ terminations	(227)		(278)
Notional amount, end balance	773		932
Derivatives not designated as hedges | Credit default swaps related to securitization entities
Derivative [Line Items]
Notional amount, beginning balance	312	[1]	314	[1]
Additions	0		0	[1]
Maturities/ terminations	0		(2)	[1]
Notional amount, end balance	312		312	[1]
Derivatives not designated as hedges | Equity index options
Derivative [Line Items]
Notional amount, beginning balance	936		522
Additions	151		1,652
Maturities/ terminations	(104)		(1,238)
Notional amount, end balance	983		936
Derivatives not designated as hedges | Financial futures
Derivative [Line Items]
Notional amount, beginning balance	1,692		2,924
Additions	1,427		5,746
Maturities/ terminations	(1,692)		(6,978)
Notional amount, end balance	1,427		1,692
Derivatives not designated as hedges | Equity return swaps
Derivative [Line Items]
Notional amount, beginning balance	186		326
Additions	20		202
Maturities/ terminations	0		(342)
Notional amount, end balance	206		186
Derivatives not designated as hedges | Other foreign currency contracts
Derivative [Line Items]
Notional amount, beginning balance	0		779
Additions	14		358
Maturities/ terminations	0		(1,137)
Notional amount, end balance	14		0
Derivatives not designated as hedges | Reinsurance embedded derivatives
Derivative [Line Items]
Notional amount, beginning balance			228
Additions			53
Maturities/ terminations			(281)
Notional amount, end balance			$ 0

[1]	See note 18 for additional information related to consolidated securitization entities.